Income Taxes (Net Deferred Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Current deferred tax asset	$ (31,652)	$ (30,731)
Current deferred tax liabilities	(32,883)	(30,504)
Non-current deferred tax asset	26,866	37,182
Non-current deferred tax liabilities	(207,112)	(200,667)
Net deferred tax liability	$ (181,477)	$ (163,258)